CASH - Schedule of Cash in the Consolidated Statements of Cash Flows (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents if different from statement of financial position [abstract]
Cash in the consolidated statements of cash flows	$ 1,511,760	$ 836,907